COMPANY BACKGROUND (Details) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2020 aircraft	Jun. 26, 2020 aircraft	Dec. 13, 2019 USD ($) item $ / shares shares	Mar. 31, 2021 shares	Jun. 30, 2021 shares	Jun. 30, 2020 item	Jun. 30, 2021 shares	Jun. 30, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 $ / shares shares	Jan. 30, 2020 $ / shares
Warrants issued										9,482,606
Exercise price | $ / shares										$ 0.0005	$ 0.0005
Amazon Agreement
Term of each renewal option			6 years			2 years
Number of extension option | item			2			2
Term of agreement			2 years			180 days
Threshold term of agreement			10 years
Number of aircrafts operated | aircraft	12	10
Warrants issued			9,482,606							9,482,606
Exercise price | $ / shares			$ 15.17							$ 15.17
Warrants vested			632,183		189,652		379,304	0		632,183
Number of warrants that vest on achievement of each milestone			63,217						63,217
Milestone achievement for warrants to vest | $			$ 8,000						$ 8,000
Cumulative warrants vested					1,264,356		1,264,356		252,869
2021 Omnibus Incentive Plan | Maximum
Common stock-shares authorized				3,600,000
2018 Equity Incentive Plan
Number of share grants				0